Cover	Oct. 30, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2019
Entity File Number	1-12162
Entity Registrant Name	BORGWARNER INC.
Entity Central Index Key	0000908255
Entity Tax Identification Number	13-3404508
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3850 Hamlin Road
Entity Address, City or Town	Auburn Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48326
City Area Code	(248)
Local Phone Number	754-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BWA
Security Exchange Name	NYSE
Sec 1. 80 Senior Notes Due 2022 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	1.80% Senior Notes due 2022
Trading Symbol	BWA22
Security Exchange Name	NYSE